PROVISION FOR INCOME TAXES - Provision for Income Taxes - 10-K (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal					$ 38,242	$ 37,044	$ 16,438
State					16,116	15,932	9,551
Total current provision					54,358	52,976	25,989
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal					(6,641)	3,345	8,700
State					(3,282)	228	(1,210)
Total deferred provision			$ (15,969)	$ (7,253)	(9,923)	3,573	7,490
Total income tax provision	$ (1,474)	$ 10,370	$ 22,441	$ 21,871	$ 44,435	$ 56,549	$ 33,479